Customer accounts and amounts due to banks	9 Months Ended
Sep. 30, 2019
Customer accounts and amounts due to banks
Customer accounts and amounts due to banks

10.Customer accounts and amounts due to banks

As of September 30, 2019, and December 31, 2018, customer accounts and amounts due to banks consisted of the following:

	As of	As of
	December 31,	September 30,
	2018	2019
Individuals’ current/demand accounts	10,844	10,552
Legal entities’ current/demand accounts	3,767	3,772
Term deposits	2,103	2,899
Due to banks	1,391	1,271
Total customer accounts and amounts due to banks	18,105	18,494
Including long-term deposits	237	363

Customer accounts and amounts due to banks bear interest of up to 6%.